Goodwill and Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense intangible assets	$ 541		$ 1,030	$ 3,394	$ 4,143
Impairment charge		$ 129,400			$ 118,100